Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Capital Commitments
(a)	Capital commitments

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	1,790	14,578

Summary of Future Minimum Lease Payables under Non-Cancellable Leases	The future minimum lease payables under such
non-cancellable
leases not recognized in the financial statements at each
year-end
date are as follows:

	As at December 31,
	2019	2020
	RMB’000	RMB’000
No later than 1 year	615	300
Later than 1 year but no later than 3 years	15	—

	630	300